Annual Total Returns- Goldman Sachs Small_Mid Cap Value Fund (Class A C Inst Inv R R6 Shares) [BarChart] - Class A C Inst Inv R R6 Shares - Goldman Sachs Small_Mid Cap Value Fund - Class A Shares	2015	2016	2017	2018	2019	2020
Total	(4.36%)	17.38%	15.30%	(14.81%)	26.63%	8.10%